Commitments, Pledged Assets, Collateral and Contingencies	12 Months Ended
Dec. 31, 2010
Commitments, pledged assets, collateral and contingencies [Abstract]
Commitments, pledged assets, collateral and contingencies
Note 31 – Commitments, pledged assets, collateral and contingencies
Lease commitments
At December 31, 2010, JPMorgan Chase and its subsidiaries were obligated under a number of noncancelable operating leases for premises and equipment used primarily for banking purposes, and for energy-related tolling service agreements. Certain leases contain renewal options or escalation clauses providing for increased rental payments based on maintenance, utility and tax increases, or they require the Firm to perform restoration work on leased premises. No lease agreement imposes restrictions on the Firm’s ability to pay dividends, engage in debt or equity financing transactions or enter into further lease agreements.
The following table presents required future minimum rental payments under operating leases with noncancelable lease terms that expire after December 31, 2010.

Year ended December 31, (in millions)

2011	$1,884
2012	1,804
2013	1,674
2014	1,497
2015	1,363
After 2015	7,778

Total minimum payments required(a)	16,000
Less: Sublease rentals under noncancelable subleases	(1,848)

Net minimum payment required	$14,152

(a)	Lease restoration obligations are accrued in accordance with U.S. GAAP, and are not reported as a required minimum lease payment.
Total rental expense was as follows.

Year ended December 31,
(in millions)	2010	2009	2008

Gross rental expense	$2,212	$1,884	$1,917
Sublease rental income	(545)	(172)	(415)

Net rental expense	$1,667	$1,712	$1,502

Pledged assets
At December 31, 2010, assets were pledged to collateralize repurchase agreements, other securities financing agreements, derivative transactions and for other purposes, including to secure borrowings and public deposits. Certain of these pledged assets may be sold or repledged by the secured parties and are identified as financial instruments owned (pledged to various parties) on the Consolidated Balance Sheets. In addition, at December 31, 2010 and 2009, the Firm had pledged $288.7 billion and $344.6 billion, respectively, of financial instruments it owns that may not be sold or repledged by the secured parties. The significant components of the Firm’s pledged assets were as follows.

December 31, (in billions)	2010	2009

Securities	$112.1	$155.3
Loans	214.8	285.5
Trading assets and other	123.2	84.6

Total assets pledged(a)	$450.1	$525.4

(a)	Total assets pledged do not include assets of consolidated VIEs; these assets are used to settle the liabilities of those entities. See Note 16 on pages 244–259 of this Annual Report for additional information on assets and liabilities of consolidated VIEs.
Collateral
At December 31, 2010 and 2009, the Firm had accepted assets as collateral that it could sell or repledge, deliver or otherwise use with a fair value of approximately $655.0 billion and $635.6 billion, respectively. This collateral was generally obtained under resale agreements, securities borrowing agreements, customer margin loans and derivative agreements. Of the collateral received, approximately $521.3 billion and $472.7 billion were sold or repledged, generally as collateral under repurchase agreements, securities lending agreements or to cover short sales and to collateralize deposits and derivative agreements. The reporting of collateral sold or repledged was revised in 2010 to include certain securities used to cover short sales and to collateralize deposits and derivative agreements. Prior period amounts have been revised to conform to the current presentation. This revision had no impact on the Firm’s Consolidated Balance Sheets or its results of operations.
Contingencies
In 2008, the Firm resolved with the IRS issues related to compliance with reporting and withholding requirements for certain accounts transferred to The Bank of New York Mellon Corporation (“BNYM”) in connection with the Firm’s sale to BNYM of its corporate trust business. The resolution of these issues did not have a material effect on the Firm.